Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,368,600.00
Previously Paid Amount	0.00
Total Fee Amount	2,120.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,120.81
Narrative - Max Aggregate Offering Price	$ 14,368,600.00
Final Prospectus	true